Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities
Schedule of relevant disclosures in relation to leases

	2021	2020
	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use assets	1,672	1,422
Interest expense on lease liabilities	835	409
Expense relating to short-term leases	70	141
Total cash outflow for leases	1,657	1,014
Additions to right-of-use assets during the period	536	17,591